Segment information - Contributions by Reportable Segments (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue	[1]	£ 13,234.1	£ 13,046.7	[2],[3]	£ 13,146.4	[2],[3]
Headline PBIT (as above)	[4]	1,560.6	1,651.2	[3]	1,793.1	[3]
Share-based payments		66.0	78.3	[3]	98.3	[3]
Capital additions	[5]	329.8	314.0	[3]	271.0
Depreciation and amortisation	[6]	508.3	209.3	[3]	209.1
Goodwill impairment	[7]	47.7	176.5	[3]	27.1	[3]
Share of results of associates	[2]	14.7	30.5	[3]	98.0	[3]
Interests in associates and joint ventures	[2]	813.0	796.8		1,065.2
Global integrated agencies [Member]
Disclosure of operating segments [line items]
Revenue	[1],[8]	10,205.2	9,930.7	[9]	10,028.6	[9]
Revenue less pass-through costs	[8],[10]	8,108.1	8,070.8	[9]	8,315.5	[9]
Headline PBIT (as above)	[4],[8]	£ 1,219.5	£ 1,228.2	[9]	£ 1,321.3	[9]
Headline PBIT margin	[8],[11]	15.00%	15.20%	[9]	15.90%	[9]
Share-based payments		£ 54.3	£ 59.5	[3]	£ 77.8	[3]
Capital additions	[5]	265.6	255.6	[3]	214.3	[3]
Depreciation and amortisation	[6]	392.8	159.1	[3]	157.1	[3]
Goodwill impairment	[12]	4.8	142.8		0.0
Share of results of associates		17.0	25.4	[3]	16.2	[3]
Interests in associates and joint ventures		164.2	175.1	[3]	179.9	[3]
Public relations [member]
Disclosure of operating segments [line items]
Revenue	[1],[13]	956.5	931.7	[9]	915.0	[9]
Revenue less pass-through costs	[10],[13]	898.0	879.9	[9]	864.3	[9]
Headline PBIT (as above)	[4],[13]	£ 140.6	£ 139.2	[9]	£ 123.5	[9]
Headline PBIT margin	[11],[13]	15.70%	15.80%	[9]	14.30%	[9]
Share-based payments		£ 4.6	£ 7.1	[3]	£ 7.2	[3]
Capital additions	[5]	17.5	12.5	[3]	9.5	[3]
Depreciation and amortisation	[6]	31.5	10.8	[3]	9.8	[3]
Goodwill impairment	[12]	0.0	0.0		7.5
Share of results of associates		(0.3)	1.3	[3]	0.9	[3]
Interests in associates and joint ventures		5.5	6.2	[3]	5.6	[3]
Specialist agencies [Member]
Disclosure of operating segments [line items]
Revenue	[1],[14]	2,072.4	2,184.3	[9]	2,202.8	[9]
Revenue less pass-through costs	[10],[14]	1,840.4	1,925.0	[9]	1,964.3	[9]
Headline PBIT (as above)	[4],[14]	£ 200.5	£ 283.8	[9]	£ 348.3	[9]
Headline PBIT margin	[11],[14]	10.90%	14.70%	[9]	17.70%	[9]
Share-based payments	[15]	£ 7.1	£ 11.7	[3]	£ 13.3	[3]
Capital additions	[5],[15]	46.7	45.9	[3]	47.2	[3]
Depreciation and amortisation	[6],[15]	84.0	39.4	[3]	42.2	[3]
Goodwill impairment	[12]	42.9	33.7		19.6
Share of results of associates	[15]	(2.0)	3.8	[3]	80.9	[3]
Interests in associates and joint ventures	[15]	£ 643.3	£ 615.5	[3]	£ 879.7	[3]

[1]	Intersegment sales have not been separately disclosed as they are not material.
[2]	Figures have been restated, as described in the accounting policies.
[3]	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.
[4]	A reconciliation from operating profit to headline operating profit is provided in note 32.
[5]	Capital additions include purchases of property, plant and equipment and other intangible assets (including capitalised computer software).
[6]	Depreciation of property, plant and equipment, depreciation of right-of-use assets and amortisation of other intangible assets.
[7]	Figures in 2018 have been restated, as described in the accounting policies.
[8]	Global Integrated Agencies includes all of Grey, GroupM, Hogarth, Ogilvy, VMLY&R and Wunderman Thompson.
[9]	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies. As a result Data Investment Management is now excluded from the segment analysis.
[10]	Revenue less pass-through costs is revenue less media, data collection and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are changed directly to clients, predominantly media and data collection costs. See note 3 to the consolidated financial statements for more details of the pass-through costs.
[11]	Headline operating profit margin is calculated as headline operating profit (defined above) as a percentage of revenue less pass-through costs.
[12]	Goodwill impairment figures in 2018 have been restated, as described in the accounting policies.
[13]	Public Relations represents the Group’s specialists in this area and remains as previously reported but excludes Ogilvy PR which now sits within Global Integrated Agencies as part of Ogilvy.
[14]	Specialist Agencies represent the Group’s other agencies that specialise in certain areas, whether by region or range of services.
[15]	Specialist Agencies includes the Kantar associate and amounts previously reported under the Data Investment Management segment.